SEGMENTED INFORMATION (Schedule of Segmented Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Sales to external customers	$ 842,428	$ 681,491
Cost of sales before depreciation and depletion	(436,153)	(363,248)
Depreciation and depletion in cost of sales	(216,250)	(171,447)
General and administration	(64,073)	(61,456)
Impairment of mineral properties, plant, and equipment	(90,615)	(182,842)
Other (expenses) income	(35,744)	(16,050)
Finance items	(10,644)	(11,557)
Loss before income taxes	(11,051)	(125,109)
Income taxes	(32,579)	(10,797)
Net loss for the year	(43,630)	(135,906)
Assets	1,967,863	1,876,224
Liabilities	679,742	587,528
Capital expenditures	275,821	241,884
Mansfield | Material reconciling items
Disclosure of operating segments [line items]
Sales to external customers	207,509	212,092
Cost of sales before depreciation and depletion	(125,438)	(111,625)
Depreciation and depletion in cost of sales	(51,258)	(54,644)
General and administration	(9,697)	(8,698)
Impairment of mineral properties, plant, and equipment		(70,156)
Other (expenses) income	(10,601)	(3,239)
Finance items	9,685	(1,695)
Loss before income taxes	20,200	(37,965)
Income taxes	(2,096)	(3,529)
Net loss for the year	18,104	(41,494)
Assets	491,213	499,937
Liabilities	53,175	44,152
Capital expenditures	44,667	23,048
Sanu | Material reconciling items
Disclosure of operating segments [line items]
Sales to external customers	228,846	193,541
Cost of sales before depreciation and depletion	(113,693)	(106,953)
Depreciation and depletion in cost of sales	(73,064)	(64,893)
General and administration	(919)	(2,101)
Impairment of mineral properties, plant, and equipment		(103,457)
Other (expenses) income	(4,998)	2,570
Finance items	(1,045)	(760)
Loss before income taxes	35,127	(82,053)
Income taxes	(7,423)	13,056
Net loss for the year	27,704	(68,997)
Assets	228,335	182,621
Liabilities	59,043	47,122
Capital expenditures	63,833	54,137
Sango | Material reconciling items
Disclosure of operating segments [line items]
Sales to external customers	154,165
Cost of sales before depreciation and depletion	(38,948)
Depreciation and depletion in cost of sales	(40,524)
General and administration	(4,930)	(366)
Other (expenses) income	(1,136)	(1,175)
Finance items	(3,039)	(360)
Loss before income taxes	65,588	(1,901)
Income taxes	(8,472)	405
Net loss for the year	57,116	(1,496)
Assets	976,169	833,179
Liabilities	243,532	173,082
Capital expenditures	118,693	118,645
Cuzcatlan | Material reconciling items
Disclosure of operating segments [line items]
Sales to external customers	149,706	173,527
Cost of sales before depreciation and depletion	(100,040)	(91,312)
Depreciation and depletion in cost of sales	(40,028)	(37,776)
General and administration	(7,304)	(8,150)
Impairment of mineral properties, plant, and equipment	(90,615)	(9,229)
Other (expenses) income	(17,428)	(5,026)
Finance items	(707)	(660)
Loss before income taxes	(106,416)	21,374
Income taxes	(910)	(4,855)
Net loss for the year	(107,326)	16,519
Assets	58,501	187,898
Liabilities	36,955	30,381
Capital expenditures	22,260	24,397
Bateas | Material reconciling items
Disclosure of operating segments [line items]
Sales to external customers	102,202	102,331
Cost of sales before depreciation and depletion	(58,034)	(53,358)
Depreciation and depletion in cost of sales	(11,376)	(14,134)
General and administration	(5,157)	(4,478)
Other (expenses) income	108	(208)
Finance items	296	(1,167)
Loss before income taxes	28,039	28,986
Income taxes	(8,862)	(8,915)
Net loss for the year	19,177	20,071
Assets	139,161	142,385
Liabilities	49,944	49,143
Capital expenditures	22,394	19,610
Corporate | Material reconciling items
Disclosure of operating segments [line items]
General and administration	(36,066)	(37,663)
Other (expenses) income	(1,689)	(8,972)
Finance items	(15,834)	(6,915)
Loss before income taxes	(53,589)	(53,550)
Income taxes	(4,816)	(6,959)
Net loss for the year	(58,405)	(60,509)
Assets	74,484	30,204
Liabilities	237,093	243,648
Capital expenditures	$ 3,974	$ 2,047